Income Taxes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 12,789,652	$ 4,223,000
Operating loss carryforwards expiration date	2030	2030
Federal statutory rate	21.00%	21.00%
Reduced deferred tax asset			$ 80,329
Tax Reform Act [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate description		the Act reduces the corporate tax rate from a maximum of 35% to a flat 21% rate